Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA by Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
DAC and VOBA	$ 6,043	$ 5,975	$ 6,416
U.S.
Segment Reporting Information [Line Items]
DAC and VOBA	418	406	382
MetLife Holdings
Segment Reporting Information [Line Items]
DAC and VOBA	5,000	4,894	5,288
Corporate & Other
Segment Reporting Information [Line Items]
DAC and VOBA	$ 625	$ 675	$ 746